Derivative Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative Liability

Note 12 – Derivative Liability

During the six months ended June 30, 2025, the Company had derivative warrant liabilities that were measured at fair value on a recurring basis. These fair value measurements were estimated using a Monte Carlo simulation model, with the key inputs described below. Each of these fair value measurements was considered to be a Level 3 measurement by the Company as they used significant unobservable inputs, including the probability and expected date of stockholder approval.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The key inputs for the Series A warrant liabilities were as follows:

Warrant Liability – Series A Warrants	January 17, 2025	December 31, 2024
Stock price on valuation date	$8.38	$18.00
Exercise price	$8.38	$34.00
Number of warrants	1,133,652	279,412
Remaining term (years)	4.88	4.93
Annual equity volatility	126.0%	113.0%
Annual volume volatility	377.0%	379.0%
Risk-free interest rate	4.32%	4.29%
Expected stockholder approval date	January 13, 2025	January 14, 2025
Expected stockholder approval probability	100%	50%

The Series B warrant liabilities were remeasured on each exercise date based on the closing price of the Company’s common stock on the date the warrants were exercised.

On January 13, 2025, the Company’s shareholders approved the issuance of the Series A and Series B warrants. This approval triggered the adjustment to the exercise price described above. In connection with this approval, the holders of the Series B warrants exercised their warrants in full under the alternative cashless exercise provision, resulting in the issuance of 1,910,975 shares of common stock and no additional proceeds received by the Company. The Series A warrants became exercisable for 1,133,652 shares of common stock at an exercise price of $8.38 per share after the shareholder approval adjustment was finalized on March 17, 2025. In addition, the Company reassessed the classification of the Series A warrants after the shareholder approval adjustment was finalized, concluding that the Series A warrants now met the requirements for equity classification under ASC 480 and ASC 815. The Company adjusted the Series A warrants to fair value upon reclassification and reclassified that value to additional paid-in capital during the six months ended June 30, 2025.

The following table provides a roll-forward of the fair value of the derivative liabilities described above during the six months ended June 30, 2025:

	Series A Warrants	Series B Warrants	Total Warrant Liabilities
Balance at December 31, 2024	$5,456,000	$11,147,000	$16,603,000
Exercises	—	(15,214,000)	(15,214,000)
Loss on change in fair value	2,401,000	4,067,000	6,468,000
Reclassification to equity	(7,857,000)	—	(7,857,000)
Balance at June 30, 2025	$—	$—	$—

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The following table provides a roll-forward of the number of shares of common stock underlying warrants issued during the six months ended June 30, 2025:

	Series A Warrants	Series B Warrants	Other Warrants	Total
Balance at December 31, 2024	279,412	279,412	4,511	563,335
Exercises	—	(279,412)	—	(279,412)
Balance at June 30, 2025	279,412	—	4,511	283,923

The Company did not issue any warrants during the three and six months ended June 30, 2024 and did not have any warrants outstanding as of June 30, 2024.

Previously Reported [Member]
Derivative Liability

Note 13 – Derivative Liability

During the year ended December 31, 2024, the Company had derivative warrant liabilities that were measured at fair value on a recurring basis. These fair value measurements were estimated using a Monte Carlo simulation model, with the key inputs described below. Each of these fair value measurements was considered to be a Level 3 measurement by the Company as they used significant unobservable inputs, including the probability and expected date of stockholder approval. The key inputs for each of these warrant liabilities were as follows:

Warrant Liability – Series A Warrants	Issuance Date	December 31, 2024
Stock price on valuation date	$18.00	$18.00
Exercise price	$34.00	$34.00
Number of warrants	279,412	279,412
Remaining term (years)	5.00	4.93
Annual equity volatility	113.0%	114.0%
Annual volume volatility	377.0%	379.0%
Risk-free interest rate	3.95%	4.29%
Expected stockholder approval date	January 14, 2025	January 14, 2025
Expected stockholder approval probability	50%	50%

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Warrant Liability – Series B Warrants	Issuance Date	December 31, 2024
Stock price on valuation date	$18.00	$18.00
Exercise price	$68.00	$68.00
Number of warrants	279,412	279,412
Remaining term (years)	2.50	2.43
Annual equity volatility	126.0%	120.0%
Annual volume volatility	409.0%	416.0%
Risk-free interest rate	4.00%	4.17%
Expected stockholder approval date	January 14, 2025	January 14, 2025
Expected stockholder approval probability	50%	50%

The following table details the Company’s financial instruments that are required to be remeasured at fair value on a recurring basis and their fair value hierarchy as of December 31, 2024:

December 31, 2024	Level 1	Level 2	Level 3
Liabilities
Warrant liabilities	$—	$—	$16,603,000
Total liabilities	$—	$—	$16,603,000

The following table provides a roll-forward of the fair value of the derivative liabilities described above:

	Series A Warrants	Series B Warrants	Total Warrant Liabilities
Balance at December 31, 2023	$—	$—	$—
Issuances	5,901,000	11,036,000	16,937,000
Exercises	—	—	—
Loss (gain) on change in fair value	(445,000)	111,000	(334,000)
Balance at December 31, 2024	$5,456,000	$11,147,000	$16,603,000

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The following table provides a roll-forward of the number of shares of common stock underlying warrants issued during the year ended December 31, 2024 and the nine months ended December 31, 2023:

	Pre-Funded Warrants	Series A Warrants	Series B Warrants	Other Warrants	Total
Balance at March 31, 2023	—	—	—	4,511	4,511
Issuances	—	—	—	—	—
Exercises	—	—	—	—	—
Balance at December 31, 2023	—	—	—	4,511	4,511
Issuances	258,412	279,412	279,412	—	817,236
Exercises	(258,412)	—	—	—	(258,412)
Balance at December 31, 2024	—	279,412	279,412	4,511	563,335

The Company did not issue any warrants during the nine month transition period ended December 31, 2023 and did not have any warrants outstanding as of December 31, 2023.